Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 5,006,000	$ 7,360,000	[1]
Accounts receivable	791,000	593,000	[1]
Inventory	926,000	1,549,000	[1]
Prepaid expenses and other current assets	1,542,000	1,615,000
Total current assets	8,265,000	11,117,000
Property and equipment, net	254,000	239,000	[1]
Other assets	146,000	138,000	[1]
Total assets	8,665,000	11,494,000
Current liabilities:
Accounts payable	1,629,000	1,432,000	[1]
Accrued liabilities	2,408,000	1,293,000	[1]
Note payable	4,192,000	4,833,000
Total liabilities	$ 8,229,000	$ 7,558,000
Commitments and contingences (Note 6)
Stockholders’ equity (deficit):
Preferred stock, no par value; unlimited shares authorized; no shares issued and outstanding as of December 31, 2015 and 2014			[1]
Common stock and paid-in capital, no par value; unlimited shares authorized as of December 31, 2015 and 2014; 7,490,288 and 2,293,057 shares issued and outstanding as of December 31, 2015 and 2014, respectively	$ 53,053,000	$ 52,447,000	[1]
Accumulated deficit	(52,617,000)	(48,511,000)	[1]
Total stockholders’ equity (deficit)	436,000	3,936,000	[1]
Total liabilities and stockholders’ equity (deficit)	$ 8,665,000	$ 11,494,000

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.